Property and Equipment (Tables)	12 Months Ended
Sep. 27, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Balances of major classes of property and equipment were as follows (in millions):

	September 27, 2015	September 28, 2014
Land	$151	$139
Buildings and leasehold improvements	3,116	2,628
Capitalized real estate leases	81	81
Fixtures and equipment	2,330	2,099
Construction in progress and equipment not yet in service	176	362
Property and equipment, gross	5,854	5,309
Less accumulated depreciation and amortization	(2,691)	(2,386)
Property and equipment, net of accumulated depreciation and amortization	$3,163	$2,923